Lazard Fundamental Long/Short Portfolio
Lazard Fundamental Long/Short Portfolio
THE LAZARD FUNDS, INC.

Lazard Fundamental Long/Short Portfolio

Supplement to Prospectus dated April 30, 2014

The following replaces the table in "Fees and Expenses" in the Prospectus:

	Institutional Shares	Open Shares	R6 Shares

Shareholder Fees (fees paid directly from your investment) Maximum Redemption Fee (as a % of amount redeemed, on shares owned for 30 days or less)	1.00%	1.00%	1.00%

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.40%	1.40%	1.40%

Distribution and Service (12b-1) Fees	None	.25%	None

Other Expenses*

Dividend and Interest Expenses on Securities Sold Short	.66%	.66%	.66%

Remainder of Other Expenses	.24%	.29%	.24%

Total Annual Portfolio Operating Expenses	2.30%	2.60%	2.30%

* "Other Expenses" are based on estimated amounts for the current fiscal year.

The following replaces the "Example" in the Prospectus:

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Institutional Shares	$233	$718

Open Shares	$263	$808

R6 Shares	$233	$718

Dated:  May 14, 2014